Note Payable - Schedule of Troubled Debt Restructuring with the Note Payable (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Troubled Debt Restructuring With the Note Payable [Line Items]
Warrants	$ 1.5